DERIVATIVE FOR SETTLEMENT AGREEMENT (Details Narrative)	Dec. 31, 2024 CAD ($) shares	May 27, 2024 USD ($) $ / shares shares	May 27, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($)	Jul. 19, 2023 $ / shares shares	Oct. 05, 2022 $ / shares shares	Jul. 04, 2022 shares	Jan. 13, 2022 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of value issued	$ 76,391,417	$ 400,500	$ 546,122	$ 59,367,042
Par value per share | (per share)		$ 15.13			$ 1.50	$ 4.33		$ 3.00
Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	655,369	450,000	450,000		1,733,334	142,395	6,727	40,983
Subordinate voting shares [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		26,471	26,471		537	44	2	13